Other Expense, Net - Additional Information (Detail) - Successor [Member] - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income Expense [Line Items]
Goodwill, acquired during period		$ 12.5		$ 1,085.4
Equity Method Investee [Member]
Other Income Expense [Line Items]
Additional interest purchased	25.00%	25.00%
Business combination, consideration transferred	$ 4.3
Equity method investments, remeasurement gain	5.4
Goodwill, acquired during period	12.5
Venezuelan Subsidiary [Member]
Other Income Expense [Line Items]
Asset, reporting currency denominated, value	13.7	$ 13.7	$ 150.9
Asset, reporting currency-denominated, non-monetary value	$ 155.7	$ 155.7
Foreign currency transaction gain (loss), realized			17.0
Liability, reporting currency denominated, value			$ 9.1